Average Annual Total Returns - Janus Henderson Mortgage-Backed Securities ETF		Feb. 28, 2021	Feb. 27, 2021
Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
Label	[1]	Bloomberg Barclays U.S. Mortgage Backed Securities Index
1 Year		3.87%
Since Inception		5.27%
Inception Date		Sep. 12, 2018
Janus Henderson Mortgage-Backed Securities ETF | After Taxes on Distributions
Average Annual Return:
Label		Return After Taxes on Distributions
1 Year		4.88%
Since Inception		5.04%
Inception Date		Sep. 12, 2018
Janus Henderson Mortgage-Backed Securities ETF | After Taxes on Distributions and Sales
Average Annual Return:
Label		Return After Taxes on Distributions and Sale of Fund Shares
1 Year		3.63%
Since Inception		4.34%
Inception Date		Sep. 12, 2018
Janus Henderson Mortgage-Backed Securities ETF | ReturnBeforeTaxes [Member]
Average Annual Return:
Label			Return Before Taxes
1 Year			6.09%
Since Inception			6.42%
Inception Date			Sep. 12, 2018

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.